SCHEDULE OF FINANCE COSTS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Finance Costs
Interest expenses on bank borrowings	$ 605,979	$ 421,753	$ 318,014
Interest expenses on other borrowings	4,638
Interest expenses on shareholder loans	197,066	405,872	429,927
Interest expenses on convertible bonds	684,163	972,045	979,654
Interest expenses on lease liabilities	6,306	9,320	9,726
Bank charges	106,908	119,302	134,854
Total	$ 1,605,060	$ 1,928,292	$ 1,872,175